Deposits (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Deposit Liabilities

	As at
	October 31, 2025				October 31, 2024

(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$228,282	$56,988	$244,470	$529,740	$205,714	$62,845	$253,580	$522,139
Business and government	431,239	20,274	494,801	946,314	369,943	20,157	449,570	839,670
Bank	13,488	–	26,074	39,562	9,675	641	37,406	47,722
	$673,009	$77,262	$765,345	$1,515,616	$585,332	$83,643	$740,556	$1,409,531
Non-interest-bearing (4)
Canada	$158,771	$9,469	$292	$168,532	$144,712	$7,164	$203	$152,079
United States	38,009	–	–	38,009	38,520	–	–	38,520
Europe (5)	5	–	–	5	11	–	–	11
Other International	8,133	–	–	8,133	7,758	–	–	7,758
Interest-bearing (4)
Canada	392,120	16,417	591,636	1,000,173	355,221	14,468	594,066	963,755
United States	63,745	50,497	73,147	187,389	28,389	61,087	75,933	165,409
Europe (5)	6,354	742	76,972	84,068	5,013	851	53,295	59,159
Other International	5,872	137	23,298	29,307	5,708	73	17,059	22,840
	$673,009	$77,262	$765,345	$1,515,616	$585,332	$83,643	$740,556	$1,409,531

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)
The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at October 31, 2025, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $
570
billion, $
42
billion, $
76
billion and $
36
billion, respectively (October 31, 2024 – $
511
billion, $
34
billion, $
53
 billion and $
29
billion, respectively).

(5)	Europe includes the United Kingdom and the Channel Islands.

Summary of Contractual Maturities of Term Deposit Liabilities
Contractual maturities of term deposits
(1)

	As at
(Millions of Canadian dollars)	October 31 2025	October 31 2024
Within 1 year:
less than 3 months	$203,075	$207,698
3 to 6 months	118,734	94,585
6 to 12 months	172,583	173,603
1 to 2 years	87,550	79,777
2 to 3 years	58,170	61,175
3 to 4 years	33,158	45,767
4 to 5 years	24,047	20,692
Over 5 years	68,028	57,259
	$765,345	$740,556

(1)	The aggregate amount of term deposits in denominations of one hundred thousand dollars or more is $704 billion (October 31, 2024 – $ 670 billion).

Summary of Average Deposit Balances and Average Rates of Interest
Average deposit balances and average rates of interest

	For the year ended
	October 31, 2025		October 31, 2024
(Millions of Canadian dollars, except for percentage amounts)	Average balances	Average rates	Average balances	Average rates
Canada	$1,155,147	2.93%	$1,035,064	3.57%
United States	215,460	2.94	191,257	3.33
Europe	85,570	4.24	58,693	5.26
Other International	39,935	2.45	32,016	2.48
	$1,496,112	3.00%	$1,317,030	3.59%